Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
Accrued Expenses and Other Current Liabilities
Salary and welfare payable	¥ 612,570	$ 89,460	¥ 585,410
Other taxes payable	12,230	1,786	35,171
Accrued expenses	150,671	22,004	61,116
Deposits from franchisees	16,249	2,373	20,600
Payables for leasehold improvement	36,363	5,310	29,467
Payables for long-term investments	4,412	644	47,580
Interest payable	20,631	3,013	24,215
Others	35,929	5,248	12,833
Accrued expenses and other current liabilities	¥ 889,055	$ 129,838	¥ 816,392